Shareholder Report, Holdings (Details) - C000236406 [Member]	Nov. 30, 2025
Nvidia Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Robinhood Markets, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Toast, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
NU Holdings Ltd. - Class A - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
AppLovin Corp. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%